Major maintenance provision (Tables)	12 Months Ended
Dec. 31, 2021
Major maintenance provision.
Schedule of composition and changes of major maintenance provision

	December 31,							December 31, 2021
	2020		Additions			Disbursements		Short-term		Long-term
Major maintenance of concessioned assets	Ps.	1,317,985	Ps.	626,790	(1)	Ps.	(203,042)	Ps.	692,788	Ps.	1,048,945

	December 31,							December 31, 2020
	2019		Additions			Disbursements		Short-term		Long-term
Major maintenance of concessioned assets	Ps.	953,896	Ps.	467,793	(1)	Ps.	(103,704)	Ps.	443,570	Ps.	874,415

	December 31,							December 31, 2019
	2018		Additions			Disbursements		Short-term		Long-term
Major maintenance of concessioned assets	Ps.	943,548	Ps.	315,481	(1)	Ps.	(305,133)	Ps.	151,554	Ps.	802,342
(1)	Includes Ps.114,137, Ps.75,262 and Ps.23,157, recognized as interest cost in the consolidated statement of income and other comprehensive income, for the unwinding effect of the present value calculation as of December 31, 2021, 2020 and 2019, respectively.